GOODWILL AND INTANGIBLE ASSETS (Details3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible assets with definite lives
Gross Carrying Amount	$ 152,317	$ 136,333
Accumulated Amortization	(83,310)	(32,393)
Intangible assets with definite lives, net	69,007	103,940
Weighted-Average Useful Life (Years)	3 years 2 months 12 days	3 years 8 months 12 days
Future amortization expense of intangible assets with definite-lives
2014	38,238
2015	19,131
2016	8,141
2017	2,758
2018	498
Thereafter	241
Total	69,007	103,940
Content
Intangible assets with definite lives
Gross Carrying Amount	47,800	47,800
Accumulated Amortization	(22,373)	(4,733)
Intangible assets with definite lives, net	25,427	43,067
Weighted-Average Useful Life (Years)	4 years	4 years
Future amortization expense of intangible assets with definite-lives
Total	25,427	43,067
Technology
Intangible assets with definite lives
Gross Carrying Amount	41,694	37,545
Accumulated Amortization	(25,324)	(11,663)
Intangible assets with definite lives, net	16,370	25,882
Weighted-Average Useful Life (Years)	2 years 10 months 24 days	2 years 10 months 24 days
Future amortization expense of intangible assets with definite-lives
Total	16,370	25,882
Trade names
Intangible assets with definite lives
Gross Carrying Amount	29,283	22,742
Accumulated Amortization	(16,427)	(7,044)
Intangible assets with definite lives, net	12,856	15,698
Weighted-Average Useful Life (Years)	3 years	3 years 7 months 6 days
Future amortization expense of intangible assets with definite-lives
Total	12,856	15,698
Customer lists
Intangible assets with definite lives
Gross Carrying Amount	22,584	11,800
Accumulated Amortization	(13,116)	(1,277)
Intangible assets with definite lives, net	9,468	10,523
Weighted-Average Useful Life (Years)	2 years 6 months	3 years 8 months 12 days
Future amortization expense of intangible assets with definite-lives
Total	9,468	10,523
Advertiser and supplier relationships
Intangible assets with definite lives
Gross Carrying Amount	10,956	16,446
Accumulated Amortization	(6,070)	(7,676)
Intangible assets with definite lives, net	4,886	8,770
Weighted-Average Useful Life (Years)	2 years 10 months 24 days	4 years 4 months 24 days
Future amortization expense of intangible assets with definite-lives
Total	$ 4,886	$ 8,770